Schedule of Future Minimum Lease Payments for Capital Leases (Details) - 12 months ended Aug. 31, 2016	USD ($)	CAD
Commitments, Significant Contracts And Contingencies Schedule Of Future Minimum Lease Payments For Capital Leases 1 | $	$ 10,000
Commitments, Significant Contracts And Contingencies Schedule Of Future Minimum Lease Payments For Capital Leases 2 | CAD		CAD 12,500